Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
Our equity awards are generally granted on fixed dates determined in advance. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings, then grant such equity awards. Annual equity awards are typically granted to our executives in May of each fiscal year. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
Our Compensation Committee approves all equity award grants for officers on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Compensation Committee does not time the release of material nonpublic information based on equity award grant dates
Award Timing Method	The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings, then grant such equity awards. Annual equity awards are typically granted to our executives in May of each fiscal year. On limited occasions, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Similarly, the Compensation Committee does not time the release of material nonpublic information based on equity award grant dates